Cash and cash equivalents and short-term financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents and financial assets
Schedule of cash and cash equivalents and short-term financial assets

	As of
In CHF thousands	June 30, 2024	December 31, 2023
Cash and cash equivalents	51,564	78,494
Total cash and cash equivalents	51,564	78,494

	As of
In CHF thousands	June 30, 2024	December 31, 2023
Short-term financial assets due in one year or less	123,560	24,554
Total short-term financial assets	123,560	24,554